Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash & cash equivalents	$ 85,502	$ 60,447	$ 115,956	$ 136,881
Borrowings	(99,675)	(96,634)
Lease liabilities	(9,957)	(10,271)
Warrant liability	(2,586)	(2,185)
Net Debt	(26,716)	(48,643)
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (109,632)	$ (106,905)